UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS LEGG MASON TARGET

RETIREMENT SERIES

QS LEGG MASON TARGET RETIREMENT SERIES 2015

QS LEGG MASON TARGET RETIREMENT SERIES 2020

QS LEGG MASON TARGET RETIREMENT SERIES 2025

QS LEGG MASON TARGET RETIREMENT SERIES 2030

QS LEGG MASON TARGET RETIREMENT SERIES 2035

QS LEGG MASON TARGET RETIREMENT SERIES 2040

QS LEGG MASON TARGET RETIREMENT SERIES 2045

QS LEGG MASON TARGET RETIREMENT SERIES 2050

QS LEGG MASON TARGET RETIREMENT FUND

FORM N-Q

OCTOBER 31, 2014

QS Legg Mason Target Retirement 2015

Schedules of Investments (unaudited)	October 31, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 0%
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	0.036	$9

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $3#)		9

Other Assets in Excess of Liabilities - (100)%		859,852

TOTAL NET ASSETS - 100.0%		$859,691

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS Legg Mason Target Retirement 2020

Schedules of Investments (unaudited)	October 31, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 0%
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	0.036	$9

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $3#)		9

Other Assets in Excess of Liabilities - (100)%		1,528,962

TOTAL NET ASSETS - 100.0%		$1,528,971

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS LEGG MASON TARGET RETIREMENT 2025

Schedules of investments (unaudited)	October 31, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 119.6%
Legg Mason Global Asset Management Trust: Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	7,265	$150,971
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	48,131	546,284
QS Batterymarch Emerging Markets Fund, Class IS Shares	4,830	94,806
QS Batterymarch International Equity Fund, Class IS Shares	19,207	287,330
QS Legg Mason Strategic Real Return Fund, Class IS Shares	13,702	190,047
Legg Mason Partners Equity Trust: ClearBridge Aggressive Growth Fund, Class IS Shares	682	152,859
ClearBridge Appreciation Fund, Class IS Shares	7,317	152,850
ClearBridge International Value Fund, Class IS Shares	26,607	281,770
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	8,921	153,712
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	6,752	35,783
The Royce Fund - Royce Value Fund, Institutional Class Shares	8,452	115,870
Western Asset Funds, Inc.: Western Asset Core Bond Fund, Class IS Shares	49,495	608,292
Western Asset High Yield Fund, Class IS Shares	2,224	19,838

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $2,076,526#)		2,790,412

Liabilities in Excess of Other Assets - (19.6)%		(456,804)

TOTAL NET ASSETS - 100.0%		$2,333,608

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON TARGET RETIREMENT 2030

Schedules of investments (unaudited) (continued)	October 31, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 75.2%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	5,838	$121,319
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	30,971	351,520
QS Batterymarch Emerging Markets Fund, Class IS Shares	2,515	49,362
QS Batterymarch International Equity Fund, Class IS Shares	13,833	206,941
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	575	128,946
ClearBridge Appreciation Fund, Class IS Shares	5,832	121,835
ClearBridge International Value Fund, Class IS Shares	18,797	199,056
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	7,726	133,124
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	13,286	70,418
The Royce Fund - Royce Value Fund, Institutional Class Shares	5,897	80,853
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	23,750	291,882
Western Asset High Yield Fund, Class IS Shares	1,788	15,948

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $1,229,852#)		1,771,204

Other Assets in Excess of Liabilities - 24.8%		585,024

TOTAL NET ASSETS - 100.0%		$2,356,228

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON TARGET RETIREMENT 2035

Schedules of investments (unaudited) (continued)	October 31, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.5%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	12,109	$251,627
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	23,205	263,374
QS Batterymarch Emerging Markets Fund, Class IS Shares	2,505	49,174
QS Batterymarch International Equity Fund, Class IS Shares	22,244	332,776
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	1,097	246,079
ClearBridge Appreciation Fund, Class IS Shares	11,834	247,209
ClearBridge International Value Fund, Class IS Shares	30,129	319,065
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	14,459	249,136
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	35,958	190,580
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,091	124,635
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	23,637	290,501
Western Asset High Yield Fund, Class IS Shares	5,984	53,379

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $1,869,183#)		2,617,535

Other Assets in Excess of Liabilities - 0.5%		12,469

TOTAL NET ASSETS - 100.0%		$2,630,004

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON TARGET RETIREMENT 2040

Schedules of investments (unaudited) (continued)	October 31, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 92.2%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	16,457	$341,981
QS Batterymarch Emerging Markets Fund, Class IS Shares	2,276	44,686
QS Batterymarch International Equity Fund, Class IS Shares	25,637	383,526
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	1,497	335,696
ClearBridge Appreciation Fund, Class IS Shares	16,892	352,880
ClearBridge International Value Fund, Class IS Shares	37,311	395,119
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	19,448	335,081
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	46,352	245,664
The Royce Fund - Royce Value Fund, Institutional Class Shares	10,472	143,573
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	11,941	146,752
Western Asset High Yield Fund, Class IS Shares	9,706	86,574

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $1,894,998#)		2,811,532

Other Assets in Excess of Liabilities - 7.8%		237,394

TOTAL NET ASSETS - 100.0%		$3,048,926

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON TARGET RETIREMENT 2045

Schedules of investments (unaudited) (continued)	October 31, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 84.5%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	11,288	$234,568
QS Batterymarch Emerging Markets Fund, Class IS Shares	3,909	76,730
QS Batterymarch International Equity Fund, Class IS Shares	14,926	223,289
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	1,041	233,378
ClearBridge Appreciation Fund, Class IS Shares	11,333	236,750
ClearBridge International Value Fund, Class IS Shares	20,215	214,073
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	13,832	238,331
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	19,110	101,283
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,919	135,989
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	6,968	85,640

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $1,164,057#)		1,780,031

Other Assets in Excess of Liabilities - 15.5%		325,552

TOTAL NET ASSETS - 100.0%		$2,105,583

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON TARGET RETIREMENT 2050

Schedules of investments (unaudited) (continued)	October 31, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 88.5%
Legg Mason Global Asset Management Trust:	13,356	$277,531
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares
QS Batterymarch Emerging Markets Fund, Class IS Shares	4,496	88,257
QS Batterymarch International Equity Fund, Class IS Shares	18,291	273,637
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	1,211	271,553
ClearBridge Appreciation Fund, Class IS Shares	13,308	278,007
ClearBridge International Value Fund, Class IS Shares	25,032	265,087
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	15,922	274,334
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	23,480	124,446
The Royce Fund - Royce Value Fund, Institutional Class Shares	11,966	164,048
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	9,014	110,786

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $1,480,373#)		2,127,686

Other Assets in Excess of Liabilities - 11.5%		275,752

TOTAL NET ASSETS - 100.0%		$2,403,438

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON TARGET RETIREMENT FUND

Schedules of investments (unaudited) (continued)	October 31, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 94.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	1,213	$25,203
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	27,620	313,482
QS Batterymarch Emerging Markets Fund, Class IS Shares	1,977	38,817
QS Batterymarch International Equity Fund, Class IS Shares	5,674	84,886
QS Legg Mason Strategic Real Return Fund, Class IS Shares	7,867	109,118
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	107	24,046
ClearBridge Appreciation Fund, Class IS Shares	1,216	25,400
ClearBridge International Value Fund, Class IS Shares	7,808	82,682
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	1,488	25,635
The Royce Fund - Royce Value Fund, Institutional Class Shares	4,341	59,515
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	74,906	920,596
Western Asset High Yield Fund, Class IS Shares	18,131	161,729

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $1,503,262#)		1,871,109

Other Assets in Excess of Liabilities - 6.0%		119,360

TOTAL NET ASSETS - 100.0%		$1,990,469

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Target Retirement 2015 (formerly Legg Mason Target Retirement 2015) (“Retirement 2015”), QS Legg Mason Target Retirement 2020 (formerly Legg Mason Target Retirement 2020) (“Retirement 2020”), QS Legg Mason Target Retirement 2025 (formerly Legg Mason Target Retirement 2025) (“Retirement 2025”), QS Legg Mason Target Retirement 2030 (formerly Legg Mason Target Retirement 2030) (“Retirement 2030”), QS Legg Mason Target Retirement 2035 (formerly Legg Mason Target Retirement 2035) (“Retirement 2035”), QS Legg Mason Target Retirement 2040 (formerly Legg Mason Target Retirement 2040) (“Retirement 2040”), QS Legg Mason Target Retirement 2045 (formerly Legg Mason Target Retirement 2045) (“Retirement 2045”), QS Legg Mason Target Retirement 2050 (formerly Legg Mason Target Retirement 2050) (“Retirement 2050”) and QS Legg Mason Target Retirement Fund (formerly Legg Mason Target Retirement Fund) (“Retirement Fund”) (each, a “Fund” and collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Notes to Schedules of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Retirement 2015

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Investments in underlying funds†	$9	—	—	$9

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2020

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (((LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$9	—	—	$9

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2025

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Investments in underlying funds†	$2,790,412	—	—	$2,790,412

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2030

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (((LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$1,771,204	—	—	$1,771,204

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2035

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$2,617,535	—	—	$2,617,535

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Retirement 2040

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Investments in underlying funds†	$2,811,532	—	—	$2,811,532

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2045

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$1,780,031	—	—	$1,780,031

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2050

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Investments in underlying funds†	$2,127,686	—	—	$2,127,686

†	See Schedules of Investments for additional detailed categorizations.

Retirement Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$1,871,109	—	—	$1,871,109

†	See Schedules of Investments for additional detailed categorizations.

2. Investments

At October 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Retirement 2015	$6	—	$6
Retirement 2020	6	—	6
Retirement 2025	713,886	—	713,886
Retirement 2030	541,352	—	541,352
Retirement 2035	748,352	—	748,352
Retirement 2040	919,005	$(2,471)	916,534
Retirement 2045	615,974	—	615,974
Retirement 2050	647,313	—	647,313
Retirement Fund	367,847	—	367,847

Notes to Schedules of Investments (unaudited) (continued)

3. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended October 31, 2014. The following transactions were effected in shares of such Underlying Funds for the period ended October 31, 2014.

						Income Distributions		Realized Gain from Sale
	Affiliate	Purchased		Sold		from	Affiliate	of
Retirement 2015	Value at January 31, 2014	Cost	Shares	Cost	Shares	Affiliated Underlying Funds	Value at October 31, 2014	Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$126,753	$14,500	766	$128,181	7,757	—	—	$27,174
Legg Mason Global Asset Management Trust - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	554,758	96,389	8,527	629,172	60,374	$10,989	—	53,037
Legg Mason Global Asset Management Trust - QS Batterymarch Emerging Markets Fund, Class IS Shares	113,116	11,000	587	124,592	6,906	—	—	9,541
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	287,352	50,144	3,356	278,984	23,380	544	—	68,343
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	217,577	27,500	1,903	229,285	17,692	—	—	18,134
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	127,109	22,600	110	90,436	753	—	$9	72,781
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	127,072	17,300	890	105,510	7,737	—	—	50,499
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	286,877	49,400	4,317	247,380	30,232	—	—	79,134
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	126,867	20,100	1,285	98,310	9,737	—	—	62,585
The Royce Fund - Royce Value Fund, Institutional Class Shares	134,897	19,500	1,465	126,254	11,979	—	—	33,906
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	1,022,877	303,872	24,928	1,231,201	110,168	22,960	—	120,295
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	108,571	15,761	1,705	114,636	13,636	4,749	—	8,039

	$3,233,826	$648,066		$3,403,941		$39,242	$9	$603,468

Notes to Schedules of Investments (unaudited) (continued)

						Income Distributions		Realized Gain from Sale
	Affiliate	Purchased		Sold		from	Affiliate	of
Retirement 2020	Value at January 31, 2014	Cost	Shares	Cost	Shares	Affiliated Underlying Funds	Value at October 31, 2014	Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$187,879	$37,300	1,924	$203,664	12,287	—	—	$43,892
Legg Mason Global Asset Management Trust - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	683,498	297,260	26,066	934,961	89,944	$15,960	—	83,442
Legg Mason Global Asset Management Trust - QS Batterymarch Emerging Markets Fund, Class IS Shares	153,348	37,700	1,993	190,787	10,560	—	—	14,080
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	402,180	100,966	6,701	417,876	34,727	866	—	94,379
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	275,852	58,300	4,021	303,948	24,039	—	—	30,007
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	188,421	51,400	249	140,561	1,202	—	$9	120,603
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	188,419	43,200	2,206	166,136	12,358	—	—	84,028
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	401,490	105,600	9,180	370,777	45,448	—	—	114,011
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	188,154	43,300	2,704	150,329	15,239	—	—	103,344
The Royce Fund - Royce Value Fund, Institutional Class Shares	169,950	44,700	3,340	171,570	16,586	—	—	50,817
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	1,055,226	536,027	43,948	1,483,175	131,884	27,358	—	136,543
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	70,423	25,130	2,721	91,416	10,460	3,561	—	2,355

	$3,964,840	$1,380,883		$4,625,200		$47,745	$9	$877,501

						Income Distributions		Realized Gain from Sale
	Affiliate	Purchased		Sold		from	Affiliate	of
Retirement 2025	Value at January 31, 2014	Cost	Shares	Cost	Shares	Affiliated Underlying Funds	Value at October 31, 2014	Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$316,671	$100,500	5,114	$265,249	15,316	—	$150,971	$42,051
Legg Mason Global Asset Management Trust - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	917,333	466,803	40,892	873,442	78,493	$22,503	546,284	13,258

Notes to Schedules of Investments (unaudited) (continued)

						Income Distributions		Realized Gain (Loss) from Sale
	Affiliate	Purchased		Sold		from	Affiliate	of
Retirement 2025	Value at January 31, 2014	Cost	Shares	Cost	Shares	Affiliated Underlying Funds	Value at October 31, 2014	Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - QS Batterymarch Emerging Markets Fund, Class IS Shares	$200,282	$46,700	2,353	$173,363	8,712	—	$94,806	$(4,963)
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	610,265	200,592	13,295	483,948	36,615	$1,192	287,330	55,252
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	386,007	89,000	6,209	278,960	20,519	—	190,047	4,940
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	317,668	111,100	522	211,807	1,447	—	152,859	101,293
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	317,638	94,200	4,746	220,661	14,543	—	152,850	73,039
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	609,207	224,100	19,774	453,668	48,199	—	281,770	60,132
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	317,182	96,600	5,954	209,398	18,164	—	153,712	91,802
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	56,212	24,917	4,649	46,243	9,072	2,217	35,783	1,457
The Royce Fund - Royce Value Fund, Institutional Class Shares	237,566	72,900	5,444	183,504	15,508	—	115,870	23,596
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	1,028,582	567,582	46,476	999,429	82,696	27,782	608,292	15,971
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	32,635	13,411	1,467	25,220	2,829	1,711	19,838	80

	$5,347,248	$2,108,405		$4,424,892		$55,405	$2,790,412	$477,908

						Income Distributions		Realized Gain from Sale of
	Affiliate	Purchased		Sold		from	Affiliate
Retirement 2030	Value at January 31, 2014	Cost	Shares	Cost	Shares	Affiliated Underlying Funds	Value at October 31, 2014	Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$246,516	$58,600	3,088	$183,590	10,847	—	$121,319	$32,810
Legg Mason Global Asset Management Trust - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	619,720	254,242	22,569	547,287	49,516	$14,042	351,520	11,013
Legg Mason Global Asset Management Trust - QS Batterymarch Emerging Markets Fund, Class IS Shares	98,634	17,700	955	77,592	3,950	—	49,362	(1,492)
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	408,817	97,432	6,498	273,364	21,154	832	206,941	38,236
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	247,218	61,600	300	130,999	975	—	128,946	79,501
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	247,195	60,100	3,119	152,958	10,605	—	121,835	60,242

Notes to Schedules of Investments (unaudited) (continued)

						Income Distributions		Realized Gain (Loss) from Sale
	Affiliate	Purchased		Sold		from	Affiliate	of
Retirement 2030	Value at January 31, 2014	Cost	Shares	Cost	Shares	Affiliated Underlying Funds	Value at October 31, 2014	Affiliated Underlying Funds
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	$408,165	$112,900	9,858	$259,510	27,932	—	$199,056	$39,990
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	246,891	60,400	3,855	137,690	12,577	—	133,124	69,710
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	128,231	45,771	8,610	106,173	20,817	$4,571	70,418	3,527
The Royce Fund - Royce Value Fund, Institutional Class Shares	152,975	45,700	3,410	110,724	9,436	—	80,853	15,876
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	511,304	215,666	17,755	438,745	36,614	12,966	291,882	9,755
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	30,662	8,832	959	21,500	2,540	1,532	15,948	1,300

	$3,346,328	$1,038,943		$2,440,132		$33,943	$1,771,204	$360,468

						Income Distributions		Realized Gain (Loss) from Sale
	Affiliate	Purchased		Sold		from	Affiliate	of
Retirement 2035	Value at January 31, 2014	Cost	Shares	Cost	Shares	Affiliated Underlying Funds	Value at October 31, 2014	Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$341,927	$116,700	5,890	$226,906	12,641	—	$251,627	$24,594
Legg Mason Global Asset Management Trust - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	349,121	162,744	14,281	271,408	23,704	$8,344	263,374	(3,908)
Legg Mason Global Asset Management Trust - QS Batterymarch Emerging Markets Fund, Class IS Shares	71,393	24,600	1,241	55,463	2,724	—	49,174	(2,963)
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	484,803	198,712	13,099	346,892	24,639	912	332,776	15,608
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	342,992	127,600	599	204,724	1,237	—	246,079	59,676
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	342,966	120,400	6,031	209,929	12,676	—	247,209	43,871
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	483,987	215,200	18,773	335,759	32,365	—	319,065	12,141
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	342,506	116,000	7,095	194,477	15,455	—	249,136	59,823
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	255,438	114,124	21,110	193,652	35,935	9,724	190,580	(4,352)
The Royce Fund - Royce Value Fund, Institutional Class Shares	173,995	61,500	4,528	113,295	8,999	—	124,635	6,505
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	383,231	191,772	15,703	291,377	24,002	9,972	290,501	3,023
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	74,505	33,908	3,672	52,479	5,875	3,808	53,379	321

	$3,646,864	$1,483,260		$2,496,361		$32,760	$2,617,535	$214,339

Notes to Schedules of Investments (unaudited) (continued)

						Income Distributions		Realized Gain (Loss) from Sale
	Affiliate	Purchased		Sold		from	Affiliate	of
Retirement 2040	Value at January 31, 2014	Cost	Shares	Cost	Shares	Affiliated Underlying Funds	Value at October 31, 2014	Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$436,313	$110,000	5,743	$235,809	13,352	—	$341,981	$31,291
Legg Mason Global Asset Management Trust - QS Batterymarch Emerging Markets Fund, Class IS Shares	54,537	9,200	488	23,703	1,259	—	44,686	1,097
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	494,419	137,264	9,111	255,678	17,928	$1,064	383,526	12,322
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	437,635	116,800	565	213,846	1,282	—	335,696	65,054
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	437,598	110,200	5,650	211,815	12,335	—	352,880	36,885
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	493,538	151,600	13,187	226,687	20,459	—	395,119	(2,287)
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	437,042	113,500	7,178	215,228	16,847	—	335,081	63,572
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	226,219	139,642	26,159	133,010	24,781	9,142	245,664	(1,910)
The Royce Fund - Royce Value Fund, Institutional Class Shares	174,275	40,900	3,060	77,215	6,171	—	143,573	6,085
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	138,349	82,429	6,765	77,429	6,353	3,829	146,752	371
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	—	130,227	14,153	41,182	4,447	1,727	86,574	(1,182)

	$3,329,925	$1,141,762		$1,711,602		$15,762	$2,811,532	$211,298

Notes to Schedules of Investments (unaudited) (continued)

						Income Distributions		Realized Gain (Loss) from Sale
	Affiliate	Purchased		Sold		from	Affiliate	of
Retirement 2045	Value at January 31, 2014	Cost	Shares	Cost	Shares	Affiliated Underlying Funds	Value at October 31, 2014	Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$255,550	$119,200	6,175	$167,643	8,982	—	$234,568	$11,657
Legg Mason Global Asset Management Trust - QS Batterymarch Emerging Markets Fund, Class IS Shares	91,983	26,400	1,396	51,753	2,626	—	76,730	(753)
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	243,401	108,220	7,248	135,625	9,284	$520	223,289	1,775
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	256,255	85,200	415	120,781	670	—	233,378	23,419
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	256,283	79,200	4,102	122,750	6,577	—	236,750	9,450
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	242,984	122,200	10,818	139,274	12,553	—	214,073	(3,174)
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	255,910	76,800	4,890	115,291	8,107	—	238,331	18,609
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	111,598	44,365	8,356	61,339	11,432	4,265	101,283	(639)
The Royce Fund - Royce Value Fund, Institutional Class Shares	154,258	48,000	3,639	74,096	5,743	—	135,989	2,704
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	102,303	39,544	3,257	58,309	4,814	2,744	85,640	791

	$1,970,525	$749,129		$1,046,861		$7,529	$1,780,031	$63,839

						Income Distributions		Realized Gain (Loss) from Sale
	Affiliate	Purchased		Sold		from	Affiliate	of
Retirement 2050	Value at January 31, 2014	Cost	Shares	Cost	Shares	Affiliated Underlying Funds	Value at October 31, 2014	Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$292,339	$77,600	4,030	$128,014	6,799	—	$277,531	$8,186
Legg Mason Global Asset Management Trust - QS Batterymarch Emerging Markets Fund, Class IS Shares	105,275	22,400	1,187	51,577	2,572	—	88,257	(1,077)
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	278,427	112,788	7,508	129,304	8,620	$588	273,637	(304)
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	293,225	81,800	395	125,676	667	—	271,553	19,324

Notes to Schedules of Investments (unaudited) (continued)

						Income Distributions		Realized Gain (Loss) from Sale
	Affiliate	Purchased		Sold		from	Affiliate	of
Retirement 2050	Value at January 31, 2014	Cost	Shares	Cost	Shares	Affiliated Underlying Funds	Value at October 31, 2014	Affiliated Underlying Funds
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	$293,145	$80,300	4,108	$126,802	6,594	—	$278,007	$6,498
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	277,988	120,700	10,641	121,839	10,721	—	265,087	(3,839)
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	292,726	78,200	4,916	129,396	8,496	—	274,334	11,504
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	127,685	39,861	7,487	50,915	9,392	$4,761	124,446	(1,015)
The Royce Fund - Royce Value Fund, Institutional Class Shares	176,434	52,000	3,892	75,649	5,678	—	164,048	1,451
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	117,116	32,738	2,700	41,957	3,446	3,038	110,786	243

	$2,254,360	$698,387		$981,129		$8,387	$2,127,686	$40,971

						Income Distributions		Realized Gain (Loss) from Sale
	Affiliate	Purchased		Sold		from	Affiliate	of
Retirement Fund	Value at January 31, 2014	Cost	Shares	Cost	Shares	Affiliated Underlying Funds	Value at October 31, 2014	Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$80,976	$7,400	384	$62,690	3,637	—	$25,203	$10,810
Legg Mason Global Asset Management Trust - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	826,580	95,980	8,529	642,733	58,159	$15,280	313,482	23,267
Legg Mason Global Asset Management Trust - QS Batterymarch Emerging Markets Fund, Class IS Shares	126,510	14,200	760	110,322	5,851	—	38,817	6,478
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	271,022	42,237	2,820	210,631	16,033	537	84,886	31,569
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	307,962	26,000	1,790	226,498	16,271	—	109,118	5,902
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	81,220	9,900	48	54,217	352	—	24,046	23,783
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	81,257	4,900	254	56,077	3,416	—	25,400	13,423
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	270,624	41,800	3,631	191,466	20,270	—	82,682	33,334
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	81,137	9,500	602	57,199	4,520	—	25,635	18,201
The Royce Fund - Royce Value Fund, Institutional Class Shares	195,407	27,000	2,032	156,376	12,921	—	59,515	19,324
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	2,324,694	486,412	39,978	1,899,422	158,797	52,712	920,596	54,878
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	407,036	58,055	6,286	293,977	32,884	18,255	161,729	4,923

	$5,054,425	$823,384		$3,961,608		$86,784	$1,871,109	$245,892

Notes to Schedules of Investments (unaudited) (continued)

4. Subsequent event

Effective November 14, 2014, the Funds terminated. The assets of the Funds were liquidated and the Funds ceased to pursue their investment objectives.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 23, 2014